UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          02/09/2006
       -------------------------    ---------------------------   -----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------

Form 13F Information Table Entry Total:                        39
                                                 ----------------

Form 13F Information Table Value Total:                  $386,291
                                                 ----------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


No. Form 13F File Number Name


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
                                                  Form 13F INFORMATION TABLE



              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- ---------- --------- ----------------- ---------- -------- --------------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIED CAP CORP NEW             COM            01903Q108       147      5,000   SH         SOLE              5,000
------------------------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CP       COM            037347101     3,397    465,400   SH         SOLE            465,400
------------------------------------------------------------------------------------------------------------------------------------
BANCORP INC DEL                 COM            05969A105     4,993    293,700   SH         SOLE            293,700
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                 COM            060505104    23,546    510,200   SH         SOLE            510,200
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM            14040H105    10,515    121,700   SH         SOLE            121,700
------------------------------------------------------------------------------------------------------------------------------------
CENTER BANCORP INC              COM            151408101     3,080    280,991   SH         SOLE            280,991
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A        CL A NON VTG   156432106    11,395    389,300   SH         SOLE            389,300
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                   COM            172967101    24,338    501,500   SH         SOLE            501,500
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY BANCHSARES INC DEL    COM            20343H106       828    100,000   SH         SOLE            100,000
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES    COM            203634100     2,334    214,100   SH         SOLE            214,100
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                     COM NEW        208464883    24,535  1,058,900   SH         SOLE          1,058,900
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM            32190E102    11,458    441,896   SH         SOLE            441,896
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC               COM CL A       37247D106       747     21,600   SH         SOLE             21,600
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM            42724R107     1,953     95,250   SH         SOLE             95,250
------------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP                COM            436926109     4,785    191,400   SH         SOLE            191,400
------------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP             COM            443683107    10,415    859,300   SH         SOLE            859,300
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BANCSHARES COR    COM            459044103     3,342    113,825    SH        SOLE            113,825
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN & CHASE & CO          COM            46625H100    17,872    450,300    SH        SOLE            450,300
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                     COM            493267108    11,667    354,300    SH        SOLE            354,300
------------------------------------------------------------------------------------------------------------------------------------
MACKINAC FINL CORP              COM            554571109     2,727    299,700    SH        SOLE            299,700
------------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC           COM            590188108    11,778    173,900    SH        SOLE            173,900
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP              COM            635405103    10,215    304,300    SH        SOLE            304,300
------------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC                   COM            69344M101    12,732    310,000    SH        SOLE            310,000
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM            693475105    16,861    272,700    SH        SOLE            272,700
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC        COM            743868101     5,787    220,025    SH        SOLE            220,025
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD                  COM            G73018106     2,851    219,999    SH        SOLE            219,999
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC            CL A           761195205     5,430    318,496    SH        SOLE            318,496
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD           ORD            G7885T104    21,528    876,900    SH        SOLE            876,900
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE BK NEW YORK NY        COM            82669G104     4,536    161,600    SH        SOLE            161,600
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA    COM            84751T309     6,807  1,105,000    SH        SOLE          1,105,000
------------------------------------------------------------------------------------------------------------------------------------
SUSSEX BANCORP                  COM            869245100     1,728    114,560    SH        SOLE            114,560
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                   COM            872449103     7,732    241,700    SH        SOLE            241,700
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW        902973304    21,392    715,700    SH        SOLE            715,700
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                   COM            902788108    10,903    170,600    SH        SOLE            170,600
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                COM            908906100    14,033    204,200    SH        SOLE            204,200
------------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       COM            90933T109    13,045    710,500    SH        SOLE            710,500
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND CORP          COM            929903102    20,700    391,600    SH        SOLE            391,600
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW            COM            949746101    20,464    325,700    SH        SOLE            325,700
------------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP       COM            970646105     3,696    453,536    SH        SOLE            453,536

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